Segment Information (Reportable Segments) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information, For the year ended December 31
Total operating revenues	$ 7,563.0	$ 7,588.0
OM&G	1,879.0	1,596.0
Provincial, state and municipal taxes	433.0	367.0
Depreciation and amortization	1,049.0	952.0
Income from equity investments	146.0	129.0
Other income (expenses), net	158.0	145.0
Interest expense, net	925.0	709.0
GBPC Impairment charge	0.0	73.0
Income tax expense (recovery)	128.0	185.0
Non-controlling interest in subsidiaries	1.0	1.0
Preferred stock dividends	66.0	63.0
Net income (loss) attributable to common shareholders	977.7	945.1
Capital expenditures	2,921.0	2,575.0
Segment Reporting Information, As at December 31
Total assets	39,480.0	39,742.0
Investments subject to significant influence	1,402.0	1,418.0
Goodwill	5,871.0	6,012.0	$ 5,696.0
Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Total operating revenues	5,746.0	5,473.0
Fuel for generation and purchased power	1,881.0	2,171.0
Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,489.0	1,681.0
Fuel for generation and purchased power	527.0	800.0
Florida Electric Utility
Segment Reporting Information, For the year ended December 31
Total operating revenues	3,548.0	3,280.0
Canadian Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,671.0	1,675.0
Gas Utilities and Infrastructure
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,510.0	1,697.0
Other Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	526.0	518.0
Other
Segment Reporting Information, For the year ended December 31
Total operating revenues	308.0	418.0
Operating
Segment Reporting Information, For the year ended December 31
Total operating revenues	7,563.0	7,588.0
Operating | Florida Electric Utility
Segment Reporting Information, For the year ended December 31
Total operating revenues	3,556.0	3,287.0
OM&G	830.0	625.0
Provincial, state and municipal taxes	289.0	235.0
Depreciation and amortization	571.0	507.0
Income from equity investments	0.0	0.0
Other income (expenses), net	69.0	68.0
Interest expense, net	271.0	185.0
GBPC Impairment charge		0.0
Income tax expense (recovery)	117.0	121.0
Non-controlling interest in subsidiaries	0.0	0.0
Preferred stock dividends	0.0	0.0
Net income (loss) attributable to common shareholders	627.0	596.0
Capital expenditures	1,736.0	1,425.0
Segment Reporting Information, As at December 31
Total assets	21,119.0	21,053.0
Investments subject to significant influence	0.0	0.0
Goodwill	4,628.0	4,739.0
Operating | Florida Electric Utility | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	920.0	1,086.0
Operating | Florida Electric Utility | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Canadian Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,671.0	1,675.0
OM&G	384.0	338.0
Provincial, state and municipal taxes	45.0	43.0
Depreciation and amortization	276.0	259.0
Income from equity investments	109.0	87.0
Other income (expenses), net	32.0	24.0
Interest expense, net	170.0	136.0
GBPC Impairment charge		0.0
Income tax expense (recovery)	(9.0)	(8.0)
Non-controlling interest in subsidiaries	0.0	0.0
Preferred stock dividends	0.0	0.0
Net income (loss) attributable to common shareholders	247.0	215.0
Capital expenditures	450.0	507.0
Segment Reporting Information, As at December 31
Total assets	8,634.0	8,223.0
Investments subject to significant influence	1,236.0	1,241.0
Goodwill	0.0	0.0
Operating | Canadian Electric Utilities | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	699.0	803.0
Operating | Canadian Electric Utilities | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Gas Utilities and Infrastructure
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,524.0	1,704.0
OM&G	405.0	365.0
Provincial, state and municipal taxes	91.0	83.0
Depreciation and amortization	126.0	118.0
Income from equity investments	21.0	21.0
Other income (expenses), net	11.0	13.0
Interest expense, net	129.0	81.0
GBPC Impairment charge		0.0
Income tax expense (recovery)	64.0	70.0
Non-controlling interest in subsidiaries	0.0	0.0
Preferred stock dividends	0.0	0.0
Net income (loss) attributable to common shareholders	214.0	221.0
Capital expenditures	664.0	574.0
Segment Reporting Information, As at December 31
Total assets	7,735.0	7,737.0
Investments subject to significant influence	118.0	128.0
Goodwill	1,240.0	1,270.0
Operating | Gas Utilities and Infrastructure | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Gas Utilities and Infrastructure | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	527.0	800.0
Operating | Other Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	526.0	518.0
OM&G	130.0	123.0
Provincial, state and municipal taxes	3.0	3.0
Depreciation and amortization	68.0	61.0
Income from equity investments	4.0	4.0
Other income (expenses), net	7.0	0.0
Interest expense, net	23.0	19.0
GBPC Impairment charge		73.0
Income tax expense (recovery)	0.0	0.0
Non-controlling interest in subsidiaries	1.0	1.0
Preferred stock dividends	0.0	0.0
Net income (loss) attributable to common shareholders	37.0	(48.0)
Capital expenditures	63.0	63.0
Segment Reporting Information, As at December 31
Total assets	1,311.0	1,337.0
Investments subject to significant influence	48.0	49.0
Goodwill	0.0	0.0
Operating | Other Electric Utilities | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	275.0	290.0
Operating | Other Electric Utilities | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Other
Segment Reporting Information, For the year ended December 31
Total operating revenues	339.0	440.0
OM&G	151.0	156.0
Provincial, state and municipal taxes	5.0	3.0
Depreciation and amortization	8.0	7.0
Income from equity investments	12.0	17.0
Other income (expenses), net	20.0	23.0
Interest expense, net	332.0	288.0
GBPC Impairment charge		0.0
Income tax expense (recovery)	(44.0)	2.0
Non-controlling interest in subsidiaries	0.0	0.0
Preferred stock dividends	66.0	63.0
Net income (loss) attributable to common shareholders	(147.0)	(39.0)
Capital expenditures	8.0	6.0
Segment Reporting Information, As at December 31
Total assets	1,938.0	2,835.0
Investments subject to significant influence	0.0	0.0
Goodwill	3.0	3.0
Operating | Other | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Other | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Intersegment Eliminations
Segment Reporting Information, For the year ended December 31
Total operating revenues	(53.0)	(36.0)
OM&G	(21.0)	(11.0)
Provincial, state and municipal taxes	0.0	0.0
Depreciation and amortization	0.0	0.0
Income from equity investments	0.0	0.0
Other income (expenses), net	19.0	17.0
Interest expense, net	0.0	0.0
GBPC Impairment charge		0.0
Income tax expense (recovery)	0.0	0.0
Non-controlling interest in subsidiaries	0.0	0.0
Preferred stock dividends	0.0	0.0
Net income (loss) attributable to common shareholders	0.0	0.0
Capital expenditures	0.0	0.0
Segment Reporting Information, As at December 31
Total assets	(1,257.0)	(1,443.0)
Investments subject to significant influence	0.0	0.0
Goodwill	0.0	0.0
Financing costs	95.0	13.0
Intersegment Eliminations | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	(13.0)	(8.0)
Intersegment Eliminations | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Eliminations
Segment Reporting Information, For the year ended December 31
Total operating revenues	(53.0)	(36.0)
Eliminations | Florida Electric Utility
Segment Reporting Information, For the year ended December 31
Total operating revenues	8.0	7.0
Eliminations | Canadian Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	0.0	0.0
Eliminations | Gas Utilities and Infrastructure
Segment Reporting Information, For the year ended December 31
Total operating revenues	14.0	7.0
Eliminations | Other Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	0.0	0.0
Eliminations | Other
Segment Reporting Information, For the year ended December 31
Total operating revenues	$ 31.0	$ 22.0